Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

26 February 2020

Progress Residential Master Trust
810 7th Avenue, 24th Floor
New York, NY 10019

RE: Progress Residential 2020-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 2 of 227 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
314659	7607 Fawn Lake Dr N	APPARENT HOA PROPERTY
143663	9612 Ashlyn Elizabeth Ct	APPARENT HOA PROPERTY
148347	469 Shamrock Ave S	APPARENT NON-HOA PROPERTY
144847	6517 Winding Greens Dr	APPARENT NON-HOA PROPERTY
139210	6983 Huntington Woods Cir E	APPARENT NON-HOA PROPERTY
134810	2612 Brianholly Dr	APPARENT NON-HOA PROPERTY
145098	614 Brooke Ct	APPARENT NON-HOA PROPERTY
56637	618 Brooke Ct	APPARENT NON-HOA PROPERTY
141682	30849 Luhman Ct	APPARENT NON-HOA PROPERTY
100528	2525 Mather Ln	APPARENT NON-HOA PROPERTY
53317	4801 Manila Ave	APPARENT NON-HOA PROPERTY
146400	4183 Lancaster Dr	APPARENT NON-HOA PROPERTY
147033	4249 Lancaster Dr	APPARENT NON-HOA PROPERTY
145921	7180 Mauna Loa Blvd	APPARENT NON-HOA PROPERTY
131544	1091 Torino Ln	APPARENT NON-HOA PROPERTY
131521	1982 Falcon Ct	APPARENT NON-HOA PROPERTY
139242	2838 Island Point Dr NW	APPARENT NON-HOA PROPERTY
55095	1828 Alicant Way	APPARENT NON-HOA PROPERTY
105344	911 Noche de Paz Ave	APPARENT NON-HOA PROPERTY
137127	3900 Hampton Grove Ct	APPARENT NON-HOA PROPERTY
138349	5116 Ruffled Grouse Ct	APPARENT NON-HOA PROPERTY
87369	6531 Pecan Grove Ct	APPARENT NON-HOA PROPERTY
90000479	6769 Airdale Cir	APPARENT NON-HOA PROPERTY
91794	1853 Del Monico Way	APPARENT NON-HOA PROPERTY
56221	1945 Curio Dr	APPARENT NON-HOA PROPERTY
137663	2407 Inlet Beach Ct	APPARENT NON-HOA PROPERTY
48190	3826 Coleman St	APPARENT NON-HOA PROPERTY
60398	5327 Daywood St	APPARENT NON-HOA PROPERTY
104417	30 Whispering Creek Dr	APPARENT NON-HOA PROPERTY
136833	2910 Painted Pony Dr	APPARENT NON-HOA PROPERTY
136881	2914 Painted Pony Dr	APPARENT NON-HOA PROPERTY
138504	8371 Manor Farm Dr	APPARENT NON-HOA PROPERTY
138922	121 Meadow View Ln	APPARENT NON-HOA PROPERTY
137354	618 Bandera St	APPARENT NON-HOA PROPERTY
138364	224 W Glen Meadow Dr	APPARENT NON-HOA PROPERTY
106351	3222 Eagle Ln	APPARENT NON-HOA PROPERTY
144598	471 Moby Dick Dr N	APPARENT NON-HOA PROPERTY
142426	221 Lookout Dr	APPARENT NON-HOA PROPERTY

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131042	2703 Cedarcrest Pl	APPARENT NON-HOA PROPERTY
132522	4111 Quail Briar Dr	APPARENT NON-HOA PROPERTY
141377	2602 Freeland Dr	APPARENT NON-HOA PROPERTY
145756	2526 Wrencrest Cir	APPARENT NON-HOA PROPERTY
133770	724 McLean Ct	APPARENT NON-HOA PROPERTY
147840	20654 Carousel Cir W	APPARENT NON-HOA PROPERTY
143843	109 Granada St	APPARENT NON-HOA PROPERTY
141838	547 Indigo Ave	APPARENT NON-HOA PROPERTY
145350	1146 Barnstaple Cir	APPARENT NON-HOA PROPERTY
145589	12129 Stratford St	APPARENT NON-HOA PROPERTY
147262	13640 Jonquil Pl	APPARENT NON-HOA PROPERTY
144759	1334 Crimson Clover Ln	APPARENT NON-HOA PROPERTY
142624	413 Havenbrook Way NW	APPARENT NON-HOA PROPERTY
139586	11833 Silvercrest Dr	APPARENT NON-HOA PROPERTY
131142	123 Selsey Dr	APPARENT NON-HOA PROPERTY
143015	621 Groveton Trl	APPARENT NON-HOA PROPERTY
99941	8904 Dolente Ave	APPARENT NON-HOA PROPERTY
109817	85 Willow Springs Dr	APPARENT NON-HOA PROPERTY
133130	9760 Riggin Dr	APPARENT NON-HOA PROPERTY
128417	6135 Trail Creek Ln	APPARENT NON-HOA PROPERTY
121819	9390 Chartridge Cv	APPARENT NON-HOA PROPERTY
121398	1127 Dove Hollow Cir E	APPARENT NON-HOA PROPERTY
146715	801 Edgehill Rd	APPARENT NON-HOA PROPERTY
141561	7108 Brookdale Ct	APPARENT NON-HOA PROPERTY
54205	6332 W Laredo St	APPARENT NON-HOA PROPERTY
90001241	11509 W Bloomfield Rd	APPARENT NON-HOA PROPERTY
90000765	8045 W Larkspur Dr	APPARENT NON-HOA PROPERTY
85149	18239 N 89th Dr	APPARENT NON-HOA PROPERTY
143639	2100 NW 87th Ter	APPARENT NON-HOA PROPERTY
144186	11341 NW 1st Ct	APPARENT NON-HOA PROPERTY
149742	1462 NW 111th Ave	APPARENT NON-HOA PROPERTY
151784	10945 NW 20th Dr	APPARENT NON-HOA PROPERTY
148041	7715 NW 21st Ct	APPARENT NON-HOA PROPERTY
143335	5943 Early Harvest Ct	APPARENT NON-HOA PROPERTY
148716	1314 Forbes St	APPARENT NON-HOA PROPERTY
149707	3212 Trishas Ct	APPARENT NON-HOA PROPERTY
143338	1785 Lakemont Cir	APPARENT NON-HOA PROPERTY
146341	2364 Tigress Ln	APPARENT NON-HOA PROPERTY
144285	584 Charles Pinckney St	APPARENT NON-HOA PROPERTY
90000149	2608 Waver St	APPARENT NON-HOA PROPERTY
151384	11307 Brownstone Ct	APPARENT NON-HOA PROPERTY

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151230	2305 Lyncrest Ct	APPARENT NON-HOA PROPERTY
147715	10216 SW 227th Ln	APPARENT NON-HOA PROPERTY
56594	22281 SW 123rd Dr	APPARENT NON-HOA PROPERTY
146677	15257 SW 172nd St	APPARENT NON-HOA PROPERTY
143599	4673 Eaglewood Dr	APPARENT NON-HOA PROPERTY
149149	307 Sanddollar Ct	APPARENT NON-HOA PROPERTY
73516	1940 Villa Angelo Blvd	APPARENT NON-HOA PROPERTY
143392	127 Alcazar St	APPARENT NON-HOA PROPERTY
145864	365 La Mancha Ave	APPARENT NON-HOA PROPERTY
151793	163 Cordoba Cir	APPARENT NON-HOA PROPERTY
143314	808 Ivy Dr	APPARENT NON-HOA PROPERTY
149626	13700 Exotica Ln	APPARENT NON-HOA PROPERTY
90001565	2333 Pickard Ln	APPARENT NON-HOA PROPERTY
90001004	1511 Callaway Loop	APPARENT NON-HOA PROPERTY
143238	7478 Glendale Dr	APPARENT NON-HOA PROPERTY
145445	1537 Tulip Dr	APPARENT NON-HOA PROPERTY
147106	2571 Waverly Dr	APPARENT NON-HOA PROPERTY
143594	7911 Ridgedale Dr	APPARENT NON-HOA PROPERTY
143622	6290 McClendon Cir	APPARENT NON-HOA PROPERTY
143625	7895 Ridgedale Dr	APPARENT NON-HOA PROPERTY
143940	6231 Arlington Ln	APPARENT NON-HOA PROPERTY
146041	4824 Davis Grove Blvd	APPARENT NON-HOA PROPERTY
149586	7852 Ridgedale Dr	APPARENT NON-HOA PROPERTY
150989	7879 Ridgedale Dr	APPARENT NON-HOA PROPERTY
149168	7786 Parkview Cir E	APPARENT NON-HOA PROPERTY
143226	5704 Kuykendall Dr	APPARENT NON-HOA PROPERTY
152243	5671 Kuykendall Dr	APPARENT NON-HOA PROPERTY
143376	2997 Champion Ln SW	APPARENT NON-HOA PROPERTY
143543	4215 Sebring Ct SW	APPARENT NON-HOA PROPERTY
144250	3077 Parade Ln SW	APPARENT NON-HOA PROPERTY
146513	381 Queens Dr SW	APPARENT NON-HOA PROPERTY
147555	240 Patrick Ave SW	APPARENT NON-HOA PROPERTY
148424	4269 Deacon Ct SW	APPARENT NON-HOA PROPERTY
144071	1385 Kison Ct NW	APPARENT NON-HOA PROPERTY
145386	1428 Jabbok Pl NW	APPARENT NON-HOA PROPERTY
145869	2935 Watercrest Dr NW	APPARENT NON-HOA PROPERTY
146068	3039 Clover Rd NW	APPARENT NON-HOA PROPERTY
146099	2969 Deep Cove Dr NW	APPARENT NON-HOA PROPERTY
146297	4090 Clover Rd NW	APPARENT NON-HOA PROPERTY
146428	4080 Clover Rd NW	APPARENT NON-HOA PROPERTY
146642	2938 Clover Rd NW	APPARENT NON-HOA PROPERTY

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148273	3862 Bent Creek Dr SW	APPARENT NON-HOA PROPERTY
150014	4211 Four Winds Ct SW	APPARENT NON-HOA PROPERTY
150498	2970 Deep Cove Dr NW	APPARENT NON-HOA PROPERTY
144717	220 Pinecroft Dr	APPARENT NON-HOA PROPERTY
144256	10925 Magenta Ln	APPARENT NON-HOA PROPERTY
147119	11000 Hunters Trce	APPARENT NON-HOA PROPERTY
146699	12330 Summer Creek Ln	APPARENT NON-HOA PROPERTY
146976	5930 Laurenfield Dr	APPARENT NON-HOA PROPERTY
148821	12132 Old Willow Rd	APPARENT NON-HOA PROPERTY
147915	7523 Caribou Ct	APPARENT NON-HOA PROPERTY
149468	7526 Fallow Ln	APPARENT NON-HOA PROPERTY
147756	607 Doral Pointe	APPARENT NON-HOA PROPERTY
121401	15584 SW 19th Ln	APPARENT NON-HOA PROPERTY
124416	629 Gibson St	APPARENT NON-HOA PROPERTY
133589	5328 Nueces Ln	APPARENT NON-HOA PROPERTY
133594	4500 Clear Lake Ln	APPARENT NON-HOA PROPERTY
134279	4036 Magnolia Dr	APPARENT NON-HOA PROPERTY
135254	1232 Flower Ridge Dr	APPARENT NON-HOA PROPERTY
136014	6685 Edmonton St	APPARENT NON-HOA PROPERTY
137860	14480 Stirrup Ln	APPARENT NON-HOA PROPERTY
138049	518 Azure Ave	APPARENT NON-HOA PROPERTY
138243	101 Hemingway Ct	APPARENT NON-HOA PROPERTY
139449	4247 Kiser Woods Dr SW	APPARENT NON-HOA PROPERTY
139833	9697 SW 1st Ct	APPARENT NON-HOA PROPERTY
139949	1201 Pettigrew Ct	APPARENT NON-HOA PROPERTY
140148	5004 Flat Creek Dr	APPARENT NON-HOA PROPERTY
140154	4910 Little Bud Ln	APPARENT NON-HOA PROPERTY
140781	17935 SW 154th Pl	APPARENT NON-HOA PROPERTY
141294	4214 Ravenwood Dr N	APPARENT NON-HOA PROPERTY
141317	5525 SW 118th Ave	APPARENT NON-HOA PROPERTY
141326	7482 Fox Creek Dr	APPARENT NON-HOA PROPERTY
141435	1004 Open Field Dr	APPARENT NON-HOA PROPERTY
141565	15439 SW 172nd Ter	APPARENT NON-HOA PROPERTY
142107	931 Grassy Island Ln	APPARENT NON-HOA PROPERTY
142119	255 Las Palmas St	APPARENT NON-HOA PROPERTY
142693	2885 Rutherford Dr	APPARENT NON-HOA PROPERTY
142943	1007 Encourte Grn	APPARENT NON-HOA PROPERTY
143093	418 Whitewater Way NW	APPARENT NON-HOA PROPERTY
143146	12148 Old Willow Rd	APPARENT NON-HOA PROPERTY
104419	185 Whispering Creek Dr	APPARENT NON-HOA PROPERTY
121393	1090 Jessica Lauren Dr	APPARENT NON-HOA PROPERTY

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121404	4726 Buckhead Cir	APPARENT NON-HOA PROPERTY
121417	7625 Dexter Park Dr	APPARENT NON-HOA PROPERTY
133041	4187 Destin Dr	APPARENT NON-HOA PROPERTY
134221	1444 Colyn Ave	APPARENT NON-HOA PROPERTY
134783	6254 Ravenwood Park N	APPARENT NON-HOA PROPERTY
137301	712 Agora Ct	APPARENT NON-HOA PROPERTY
138170	70 Oakland Woods Cv	APPARENT NON-HOA PROPERTY
138524	1251 Country Creek Ct	APPARENT NON-HOA PROPERTY
142067	6957 Show Boat Ln	APPARENT NON-HOA PROPERTY
142579	1661 Southall Cv	APPARENT NON-HOA PROPERTY
142846	4925 Flat Creek Dr	APPARENT NON-HOA PROPERTY
142965	4553 Wheatland Dr	APPARENT NON-HOA PROPERTY
143190	744 Radiance Dr	APPARENT NON-HOA PROPERTY
143219	140 Park Place Blvd	APPARENT NON-HOA PROPERTY
143244	1443 Beaver Trail Dr	APPARENT NON-HOA PROPERTY
143291	5785 Hunters Chase Dr	APPARENT NON-HOA PROPERTY
143590	1706 Avery Cv	APPARENT NON-HOA PROPERTY
144073	2907 Brekonridge Centre Dr	APPARENT NON-HOA PROPERTY
144586	3902 Black Walnut Dr	APPARENT NON-HOA PROPERTY
145335	10307 Hamilton View Dr	APPARENT NON-HOA PROPERTY
146357	704 Parrish Pt	APPARENT NON-HOA PROPERTY
146604	1605 Antebellum Dr	APPARENT NON-HOA PROPERTY
147067	1666 Southall Cv	APPARENT NON-HOA PROPERTY
147074	378 Meigs Dr	APPARENT NON-HOA PROPERTY
147527	1573 Appling Wood Cv N	APPARENT NON-HOA PROPERTY
148274	1723 Antebellum Dr	APPARENT NON-HOA PROPERTY
148325	897 Lavergne Ln	APPARENT NON-HOA PROPERTY
148338	405 Wooded Valley Ct	APPARENT NON-HOA PROPERTY
148465	3449 Crossing Cv	APPARENT NON-HOA PROPERTY
148800	2723 Fishermans Dr NW	APPARENT NON-HOA PROPERTY
148866	3894 Stone Hill Dr	APPARENT NON-HOA PROPERTY
149007	7024 Mudshark Pl	APPARENT NON-HOA PROPERTY
149073	2109 Academy Way	APPARENT NON-HOA PROPERTY
149102	10097 Woodland Hills Dr	APPARENT NON-HOA PROPERTY
149165	7024 Bridgewater Dr	APPARENT NON-HOA PROPERTY
149383	3342 Hamberton Cir	APPARENT NON-HOA PROPERTY
149538	822 Carmen Way	APPARENT NON-HOA PROPERTY
149737	700 Tot Dr	APPARENT NON-HOA PROPERTY
149873	1672 Southall Cv	APPARENT NON-HOA PROPERTY
149937	13012 Woodland Farm Dr	APPARENT NON-HOA PROPERTY
150213	600 Cadogan Ct	APPARENT NON-HOA PROPERTY

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150273	913 Buckhaven Dr	APPARENT NON-HOA PROPERTY
150435	376 Davids Way	APPARENT NON-HOA PROPERTY
150633	3915 Tamara Dr	APPARENT NON-HOA PROPERTY
150682	642 Holland Ridge Dr	APPARENT NON-HOA PROPERTY
150847	211 Bill Stewart Blvd	APPARENT NON-HOA PROPERTY
150849	2879 Watercrest Dr NW	APPARENT NON-HOA PROPERTY
150921	10417 Three Wishes Dr	APPARENT NON-HOA PROPERTY
151114	3319 Diamond Ct	APPARENT NON-HOA PROPERTY
151181	1621 Antebellum Dr	APPARENT NON-HOA PROPERTY
151694	5600 Desert Willow Ct	APPARENT NON-HOA PROPERTY
151705	3634 Sipes Ln	APPARENT NON-HOA PROPERTY
152190	525 Groveton Trl	APPARENT NON-HOA PROPERTY
152513	4059 Clover Rd NW	APPARENT NON-HOA PROPERTY
152685	441 Dockside Ln NW	APPARENT NON-HOA PROPERTY
60603	6314 W Desert Cove Ave	APPARENT NON-HOA PROPERTY
71864	6229 W Mary Jane Ln	APPARENT NON-HOA PROPERTY
89376	4717 W Orchid Ln	APPARENT NON-HOA PROPERTY
90001224	4674 E Lavender Ln	APPARENT NON-HOA PROPERTY
93208	1018 E Stanford Ave	APPARENT NON-HOA PROPERTY
93317	440 E San Pedro Ave	APPARENT NON-HOA PROPERTY
94700	8720 W Tuckey Ln	APPARENT NON-HOA PROPERTY
129676	6156 Trail Creek Ln	APPARENT NON-HOA PROPERTY
145060	1839 Roy Dr	APPARENT NON-HOA PROPERTY
146635	2743 Longshadow Ln	APPARENT NON-HOA PROPERTY
313479	180 Country Place Dr	APPARENT NON-HOA PROPERTY

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